Income Tax Expense - Disclosure of Income Tax Expense Benefit (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Current tax
Current tax on profits for the fiscal year			$ 0
Total current tax expense			0
Deferred income tax
Increase/(Decrease) in deferred tax assets	$ (5,296,889)	$ 3,797,425	(1,730,865)
(Increase)/Decrease in deferred tax liabilities	5,296,889	(3,797,425)	1,730,865
Total deferred tax (benefit)/expense			0
Income tax expense	$ 0	$ 0	$ 0